Other Long-term Assets	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Long-term Assets	OTHER LONG-TERM ASSETS
At December 31, 2023, other long-term assets relates to investment tax credits of $7.2 million (December 31, 2022 - $6.4 million) and other investments of $0.2 million (December 31, 2022 - nil).